Note 7 - Property and Equipment - Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Property and Equipment, Gross		$ 771,379
Property and Equipment, Gross, Including Discontinued Operations		6,200,097
Less accumulated depreciation and amortization		(746,357)
Less accumulated depreciation and amortization, Including Discontinued Operations		(1,298,828)
Property and Equipment, Net	$ 21,895	25,022	$ 37,821
Property and Equipment, Net, Including Discontinued Operations		4,901,269
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property and Equipment, Gross, Discontinued Operations		5,428,717
Less accumulated depreciation and amortization, Discontinued Operations		(552,471)
Property and Equipment, Net, Discontinued Operations		4,876,247
Furniture and Fixtures [Member]
Property and Equipment, Gross		0
Property and Equipment, Gross, Including Discontinued Operations		0
Furniture and Fixtures [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property and Equipment, Gross, Discontinued Operations		0
Computer Equipment [Member]
Property and Equipment, Gross		151,748
Property and Equipment, Gross, Including Discontinued Operations		151,748
Computer Equipment [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property and Equipment, Gross, Discontinued Operations		0
Machinery and Equipment [Member]
Property and Equipment, Gross		619,631
Property and Equipment, Gross, Including Discontinued Operations		908,666
Machinery and Equipment [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property and Equipment, Gross, Discontinued Operations		289,035
Leaseholds and Leasehold Improvements [Member]
Property and Equipment, Gross		0
Property and Equipment, Gross, Including Discontinued Operations		3,455,600
Leaseholds and Leasehold Improvements [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property and Equipment, Gross, Discontinued Operations		3,455,600
Construction in Progress [Member]
Property and Equipment, Gross		0
Property and Equipment, Gross, Including Discontinued Operations		21,069
Construction in Progress [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property and Equipment, Gross, Discontinued Operations		21,069
Finance Lease Right-of-use Asset [Member]
Property and Equipment, Gross		0
Property and Equipment, Gross, Including Discontinued Operations		1,663,013
Finance Lease Right-of-use Asset [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Property and Equipment, Gross, Discontinued Operations		$ 1,663,013